Shareholder Report, Holdings (Details) - C000237474	Apr. 30, 2025
464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	52.70%
92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	12.30%
46138G649 | Invesco Nasdaq 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.10%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.00%
857492888 | State Street Institutional Money Market Fund, Premier Class, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SPX C5600_20251222_S_CEX | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
XLY C200_20251222_S_CEX | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
XLC C88_20250623_S_CEX | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	96.20%
Cash & Equivalent857492888
Holdings [Line Items]
Percent of Total Investments	3.80%
IVV C560_20251222_S_CEXEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(10.00%)
SPX C5600_20251222_S_CEXIndex Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
857492888Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.30%
81369Y407Equity
Holdings [Line Items]
Percent of Net Asset Value	106.20%